INVESTMENT IN JOINT VENTURES	6 Months Ended
Jun. 30, 2013
INVESTMENT IN JOINT VENTURES [Abstract]
INVESTMENTS IN JOINT VENTURES
NOTE 7- INVESTMENT IN JOINT VENTURES

On December 11, 2009, the Company entered into a Joint Venture Agreement to establish a new US-China company incorporated as ZAP Hangzhou to design and manufacture electric vehicle and infrastructure technology with Holley Group, the parent company of a global supplier of electric power meters and Better World. Priscilla Lu, Ph.D., who is the current Chairman of the Board of ZAP, is also a director and General Partner of Cathaya Capital, which is a shareholder of Better World. In January of 2011, Holley Group's interest in ZAP Hangzhou was purchased by Jonway Group. ZAP and Better World each own 37.5% of the equity shares of ZAP Hangzhou, and Jonway Group owns 25% of the equity shares of ZAP Hangzhou. The joint venture partners have also funded the initial capital requirements under the agreement for a total of $3 million, of which ZAP's portion is $1.1 million.

In November 2011, Jonway and ZAP Hangzhou jointly set up Shanghai Zapple Electric Vehicle Technologies Co., Ltd. (Shanghai Zapple) with registered capital of RMB 20 million. Jonway and ZAP Hangzhou each own 50% of the equity share of Shanghai Zapple. Jonway injected RMB 5 million into this joint venture and ZAP Hangzhou injected RMB 3 million. Shanghai Zapple's approved scope of business includes: technical advice, technical development, technical services, technology transfer regarding electric vehicle technology, auto technology, energy technology, material science and technology, sale of commercial vehicle and vehicle for nine seats or more, auto parts, auto supplies, lubricant, mechanical equipment and accessories, business management consulting, industrial investment, exhibition services, business marketing planning, car rental (shall not be engaged in financial leasing), import and export of goods and technologies.

The carrying amount of the joint ventures is as follows:

	ZAP Hangzhou	Shanghai Zapple	Total

Balance as of December 31, 2011	$554	$736	$1,290
Less: investment loss	(123)	(280)	(403)
CTA	6	5	11
Balance as of December 31, 2012	$437	$461	$898
Less: Investment loss	(103)	(461)	(564)
Balance as of June 30, 2013	$334	$--	$334

The Company recorded a loss of $103,000 and $136,000 in ZAP Hangzhou for the six months ended June 30, 2013 and 2012, respectively. The Company recorded a loss of $83,000 and $85,000 in ZAP Hangzhou for the three months ended June 30, 2013 and 2012, respectively. Due to the suspension of Shanghai Zapple operations, the company recorded a loss of $461,000 in Shanghai Zapple for the six months ended June 30, 2013. These losses relate to investment in non-consolidated joint ventures accounted for under the equity method of accounting because the company does not have control.

Summarized financial information of Hangzhou ZAP and Shanghai Zapple are as follows: (in thousands)

	June 30, 2013	December 31, 2012
Shanghai Zapple
Total assets	$--	$1,472
Total liabilities	--	867
Revenue	--	-
Hangzhou ZAP
Total assets	1,300	1,682
Total liabilities	16	118
Revenue	$81	$922